EQUITY INVESTMENTS (Summarized Financial Information of Equity Investments) (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income
Revenues	4,814	4,989	3,860
Operating and Other Expenses	(3,489)	(3,536)	(3,090)
Net Income	1,264	1,390	717
Net Income attributable to TransCanada	522	597	257
Balance Sheet
Current assets	1,412	1,500
Non current assets	12,260	12,158
Current liabilities	(1,067)	(1,117)
Non current liabilities	(3,255)	(2,507)